Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 20,906	$ 8,945	$ 10,099
Restricted cash	318
Short terms deposits		8,096	3,047
Accounts receivable	912	1,372	60
Inventory	328	504	630
Other current assets	634	432	281
Total current assets	23,098	19,349	14,117
NON-CURRENT ASSETS:
Contract fulfillment assets	1,123	1,256	1,495
Property and equipment, net	423	477	648
Operating lease right-of-use assets	1,154	1,380	307
Severance pay asset	279	271	328
Other non-current assets	96	96
Total non-current assets	3,075	3,480	2,778
TOTAL ASSETS	26,173	22,829	16,895
CURRENT LIABILITIES:
Accounts payable	301	287	297
Contract liabilities - short term	615	527	1,426
Operating lease liabilities - short term	468	470	199
Accrued compensation expenses	1,152	546	365
Total current liabilities	2,924	2,082	2,559
NON-CURRENT LIABILITIES:
Contract liabilities - long term	1,479	1,795	2,218
Operating lease liabilities - long term	601	856	64
Liability for severance pay	255	261	268
Other non-current liabilities		28
Total non-current liabilities	2,335	2,940	2,550
TOTAL LIABILITIES	5,259	5,022	5,109
SHAREHOLDERS’ EQUITY:
Common stock, $0.001 par value; 300,000,000 shares authorized as of September 30, 2024, and December 31, 2023, 12,607,516 and 10,443,768 shares issued and outstanding as of September 30, 2024 and December 31, 2023, respectively	13	10	7
Additional paid-in capital	63,319	52,004	36,541
Accumulated deficit	(42,418)	(34,207)	(24,762)
TOTAL SHAREHOLDERS’ EQUITY	20,914	17,807	11,786
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	26,173	22,829	16,895
Related Party [Member]
CURRENT LIABILITIES:
Other current liabilities	51	41	58
Nonrelated Party [Member]
CURRENT LIABILITIES:
Other current liabilities	$ 337	$ 211	$ 214